Component of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Bermuda	$ 0	$ 0	$ 0
Foreign	446	499	1,407
Current Income Tax Expense (Benefit), Total	446	499	1,407
Deferred
Bermuda	0	0	0
Foreign	(819)	1,449	618
Deferred Income Tax Expense (Benefit), Total	(819)	1,449	618
Income tax (expense) benefit	$ (374)	$ 1,948	$ 2,025